ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The purchase price equation, subject to finalization, is based on assessed fair values and is as follows:

($ millions)	December 16, 2019
Purchase Price Consideration
Common shares	1,710
Cash (net of cash acquired)	2,009
Preferred shares	536
4,255

Current assets	68
Property, plant and equipment	2,660
Intangible assets	1,254
Right-of-use assets	348
Goodwill	809
Other assets	9
Current liabilities	(124)
Deferred tax liabilities	(281)
Decommissioning provision	(74)
Lease liability	(348)
Other liabilities	(66)
4,255